Condensed Interim Combined Consolidated Balance Sheets (Parenthetical) - Oridinary Shares [Member] - £ / shares	Jun. 30, 2026	Dec. 31, 2025
Common Stock, Par or Stated Value Per Share	£ 0.0001	£ 0.0001
Common Stock, Shares Authorized	493,306,494	423,495,449
Common Stock, Shares, Issued	416,868,894	336,327,587
Common Stock, Shares, Outstanding	416,868,894	336,327,587